Goodwill and Identifiable Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Identifiable Intangible Assets, Net
7. Goodwill and Identifiable Intangible Assets, net
There were no changes in the carrying amount of goodwill during the nine months ended September 30, 2023. All of the goodwill was allocated to the Company’s Compression Operations reporting unit.

The Company’s identifiable intangible assets consist of the following as of September 30, 2023 and December 31, 2022 (
in thousands
):

	As of September 30, 2023
	Original Cost	Accumulated Amortization	Net Amount	Remaining Weighted Average Amortization Period (years)
Trade name	$13,000	$(3,018)	$9,982	15.4
Customer relationships	150,000	(34,725)	115,275	13.1

Total identifiable intangible assets	$163,000	$(37,743)	$125,257

	As of December 31, 2022
	Original Cost	Accumulated Amortization	Net Amount	Remaining Weighted Average Amortization Period (years)
Trade name	$13,000	$(2,531)	$10,469	16.1
Customer relationships	150,000	(28,107)	121,893	13.8

Total identifiable intangible assets	$163,000	$(30,638)	$132,362

Amortization expense was $2.4 million and $7.1 million for each of the three and nine months ended September 30, 2023 and 2022 and is recorded within depreciation and amortization on the condensed consolidated statements of operations.
As of September 30, 2023, the following is a summary of future minimum amortization expense for identified intangible assets (
in thousands
):

Amount
Years ending December 31,
Remainder of 2023	$2,368
2024	9,474
2025	9,474
2026	9,474
2027	9,474
Thereafter	84,993

Total	$125,257

6. Goodwill and Identifiable Intangible Assets, Net
There were no changes in the carrying amount of goodwill during the years ended December 31, 2022 and 2021. All of the goodwill was allocated to our Compression Operations reporting unit.
The Company’s identifiable intangible assets consist of the following as of December 31, 2022 and 2021 (
in thousands
):

	As of December 31, 2022
	Original Cost	Accumulated Amortization	Net Amount	Remaining Weighted Average Amortization Period (years)
Trade name	$13,000	$(2,531)	$10,469	16.1
Customer relationships	150,000	(28,107)	121,893	13.8

Total identifiable intangible assets	$163,000	$(30,638)	$132,362

	As of December 31, 2021
	Original Cost	Accumulated Amortization	Net Amount	Remaining Weighted Average Amortization Period (years)
Trade name	$13,000	$(1,881)	$11,119	17.1
Customer relationships	150,000	(19,284)	130,716	14.8

Total identifiable intangible assets	$163,000	$(21,165)	$141,835

Amortization expense was $9.5 million for each of the years ended December 31, 2022 and 2021 and is recorded within depreciation and amortization on the consolidated statements of operations.
At December 31, 2022, the following is a summary of future minimum amortization expense for identified intangible assets (
in thousands
):

Amount
Years ending December 31,
2023	$9,474
2024	9,474
2025	9,474
2026	9,474
2027	9,474
Thereafter	84,992

Total	$132,362